STOCKHOLDERS' EQUITY - Authorized, issued and outstanding and Common Stock (Details)	12 Months Ended
	Dec. 31, 2019 Vote $ / shares shares	Dec. 31, 2018 $ / shares shares
STOCKHOLDERS' EQUITY
Common Stock, authorized (in shares) | shares	100,000,000	20,441,982
Common Stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Convertible preferred stock, authorized (in shares) | shares		10,883,950
Convertible preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001
Number of votes per common stock | Vote	1
Series A Convertible Preferred Stock
STOCKHOLDERS' EQUITY
Convertible preferred stock, authorized (in shares) | shares	0	3,093,898
Convertible preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Series B Convertible Preferred Stock
STOCKHOLDERS' EQUITY
Convertible preferred stock, authorized (in shares) | shares	0	7,790,052
Convertible preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001